UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hollow Brook Associates LLC
Address: 551 Madison, 8th Floor

         New York, NY  10022

13F File Number:  28-13354

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip E. Richter
Title:     President & Chief Operating Officer
Phone:     (212) 364-1848

Signature, Place, and Date of Signing:

     /s/ Philip E. Richter     New York, NY     May 08, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $50,874 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      241    12433 SH       Sole                    12433        0        0
AKAMAI TECHNOLOGIES INC        COM              00971t101      939    48388 SH       Sole                    48388        0        0
AMGEN INC                      COM              031162100      268     5404 SH       Sole                     5404        0        0
ANADARKO PETE CORP             COM              032511107      211     5420 SH       Sole                     5420        0        0
ANNALY CAP MGMT INC            COM              035710409     1009    72750 SH       Sole                    72750        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101     7246  1182036 SH       Sole                  1182036        0        0
APACHE CORP                    COM              037411105      555     8666 SH       Sole                     8666        0        0
ATLAS ENERGY RESOURCES LLC     COM              049303100     1758   166593 SH       Sole                   166593        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      347        4 SH       Sole                        4        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     2552   116364 SH       Sole                   116364        0        0
CLOROX CO DEL                  COM              189054109      288     5600 SH       Sole                     5600        0        0
COCA COLA CO                   COM              191216100      374     8500 SH       Sole                     8500        0        0
COLGATE PALMOLIVE CO           COM              194162103      472     8000 SH       Sole                     8000        0        0
CORE LABORATORIES N V          COM              N22717107     5102    69731 SH       Sole                    69731        0        0
COURIER CORP                   COM              222660102      481    31712 SH       Sole                    31712        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     1590    75230 SH       Sole                    75230        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273r109      221     6000 SH       Sole                     6000        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      924    41516 SH       Sole                    41516        0        0
EXXON MOBIL CORP               COM              30231G102     1321    19396 SH       Sole                    19396        0        0
FMC TECHNOLOGIES INC           COM              30249U101     4611   146980 SH       Sole                   146980        0        0
GAFISA S A                     SPONS ADR        362607301      941    94217 SH       Sole                    94217        0        0
GENERAL ELECTRIC CO            COM              369604103      319    31524 SH       Sole                    31524        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      205     2000 SH       Sole                     2000        0        0
JOHNSON & JOHNSON              COM              478160104      647    12299 SH       Sole                    12299        0        0
LEGACY RESERVES LP             UNIT LP INT      524707304     3183   348597 SH       Sole                   348597        0        0
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605     3122   110275 SH       Sole                   110275        0        0
MERCK & CO INC                 COM              589331107      497    18591 SH       Sole                    18591        0        0
PENN VA GP HLDGS L P           COM UNIT R LIM   70788P105      784    66100 SH       Sole                    66100        0        0
PEPSICO INC                    COM              713448108      283     5504 SH       Sole                     5504        0        0
PETROQUEST ENERGY INC          COM              716748108     1051   437720 SH       Sole                   437720        0        0
PROCTER & GAMBLE CO            COM              742718109      200     4250 SH       Sole                     4250        0        0
PROVIDENT ENERGY TR            TR UNIT          74386k104     1119   300805 SH       Sole                   300805        0        0
QUESTAR CORP                   COM              748356102     2400    81549 SH       Sole                    81549        0        0
SOUTHWESTERN ENERGY CO         COM              845467109      238     8014 SH       Sole                     8014        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     1942   150655 SH       Sole                   150655        0        0
TRANSOCEAN LTD                 REG SHS          h8817h100     2457    41757 SH       Sole                    41757        0        0
ULTRA PETROLEUM CORP           COM              903914109      333     9265 SH       Sole                     9265        0        0
URANIUM RES INC                COM PAR $0.001   916901507       22    46000 SH       Sole                    46000        0        0
WYETH                          COM              983024100      621    14420 SH       Sole                    14420        0        0